Shareholder Report, Line Graph (Details) DFHD_Emerging Markets Targeted Value Portfolio_Institutional_TSR Annual {Institutional} - USD ($)								12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Nov. 14, 2018	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name								Emerging Markets Targeted Value Portfolio – Institutional
Accumulated Value	$ 15,304	$ 12,563	$ 10,905	$ 13,874	$ 10,032	$ 10,438	$ 10,000	$ 18,221
MSCI Emerging Markets Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index (net div.)
Accumulated Value	$ 13,388	$ 10,683	$ 9,642	$ 13,979	$ 11,952	$ 11,041	$ 10,000	$ 17,125